Share Capital - Summary of Weighted Average Assumptions (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Expected volatility	79.60%	79.60%
Expected Term (in years)	3 years 5 months 9 days	4 years 7 months 2 days
Risk-free interest rate	0.45%	1.51%
Fair value of options	$ 1.90	$ 0.67